UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04276

AMANA MUTUAL FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

1300 N. State Street
Bellingham, Washington 98225-4730
(Address of Principal Executive Offices, including ZIP Code)

Nicholas F. Kaiser
1300 N. State Street
Bellingham, Washington 98225-4730
(Name and Address of Agent for Service)

Registrant’s Telephone Number- (360) 734-9900

Date of fiscal year end: May 31, 2008
Date of reporting period: August 31, 2007

Item 1. Schedule of Investments

The unaudited schedule of investments as of the close of the reporting period is as follows:

Amana Mutual Funds Trust Income Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
AT&T	115,000	$4,585,050	2.05%	Telecommunctns - Services
Abbott Laboratories	41,000	$2,128,310	0.95%	Medical - Drugs
Air Products & Chemicals	50,000	$4,500,500	2.01%	Chemicals - Specialty
Alcoa	95,000	$3,470,350	1.55%	Metal Ores - Non Ferrous
AstraZeneca PLC ADS	57,000	$2,804,400	1.25%	Medical - Drugs
Autoliv	40,000	$2,294,800	1.03%	Auto/Truck - Manufacturing
Avery Dennison	40,000	$2,391,600	1.07%	Office & Art Materials
Avista	60,000	$1,174,200	0.52%	Utility - Electric Power
BASF AG ADS	25,000	$3,302,250	1.48%	Chemicals - Diversified
BCE	55,000	$2,101,000	0.94%	Telecommunctns - Equip
BP plc ADS	50,000	$3,368,000	1.51%	Oil & Gas - Intl Integrated
BHP Billiton Ltd ADS	70,000	$4,420,500	1.98%	Metal Ores - Non Ferrous
Black & Decker	37,000	$3,209,750	1.43%	Tools - Hand Held
Burlington Northern Santa Fe	40,000	$3,246,000	1.45%	Transportation - Rail
Canadian National Railways	65,000	$3,422,250	1.53%	Transportation - Rail
Canadian Pacific Railway Ltd	35,000	$2,466,800	1.10%	Transportation - Rail
Chunghwa Telecom ADR	176,000	$3,083,520	1.38%	Telecommunctns - Services
Colgate-Palmolive	52,000	$3,448,640	1.54%	Soap & Cleaning Preparatns
ConocoPhillips	41,000	$3,357,490	1.50%	Oil & Gas - U S Integrated
Duke Realty	80,000	$2,703,200	1.21%	Real Estate - Equity REITs
Duke Energy	70,000	$1,283,800	0.57%	Utility - Electric Power
E. ON AG AGS	85,000	$4,758,300	2.13%	Utility - Electric Power
Emerson Electric	80,000	$3,938,400	1.76%	Machinery - Electrical
EnCana	72,000	$4,212,000	1.88%	Oil & Gas - Canadn Integrated
Exxon Mobil	50,000	$4,286,500	1.92%	Oil & Gas - Intl Integrated
FPL Group	75,000	$4,413,000	1.97%	Utility - Electric Power
Freeport-McMoran Copper Gold, Cl B	55,000	$4,808,100	2.15%	Metal Ores - Misc
General Mills	50,000	$2,794,000	1.25%	Food - Misc Preparation
Genuine Parts	65,000	$3,229,200	1.44%	Auto Parts - Retail/Whlsle
GlaxoSmithKline plc ADR	65,000	$3,394,300	1.52%	Medical - Drugs
Honeywell International	80,000	$4,492,000	2.01%	Diversified Operations
IDACORP	90,000	$2,922,300	1.31%	Utility - Electric Power
Kellogg	60,000	$3,295,800	1.47%	Food - Flour & Grain
Kimberly-Clark	62,000	$4,258,780	1.90%	Paper & Paper Products
Lilly (Eli)	60,000	$3,441,000	1.54%	Medical - Drugs
Manitowoc	50,000	$3,974,500	1.78%	Machinery - Const/Mining
McGraw-Hill	55,000	$2,775,300	1.24%	Publishing - Books
Methanex	80,000	$1,804,000	0.81%	Chemicals - Specialty
Microchip Technology	70,000	$2,696,400	1.20%	Instruments - Control
National Fuel Gas	90,000	$3,990,600	1.78%	Utility - Gas Distribution
Nike, Cl B	65,000	$3,662,100	1.64%	Shoes & Related Apparel
NiSource	40,000	$753,600	0.34%	Utility - Electric Power
Nucor	52,000	$2,750,800	1.23%	Steel - Producers
Parker-Hannifin	37,000	$3,976,390	1.78%	Instruments - Control
Pearson plc ADS	165,000	$2,463,450	1.10%	Publishing - Books
Pfizer	200,000	$4,968,000	2.22%	Medical - Drugs
Piedmont Natural Gas	60,000	$1,584,000	0.71%	Utility - Gas Distribution
Plum Creek Timber	50,000	$2,096,500	0.94%	Buildg Prods - Wood
Praxair	55,000	$4,161,300	1.86%	Chemicals - Specialty
Procter & Gamble	70,000	$4,571,700	2.04%	Cosmetics & Toiletries
RPM	65,000	$1,471,600	0.66%	Buildg Prods - Retail/Whlsle
Regal-Beloit	75,000	$3,788,250	1.69%	Machinery - Tools & Rel Prods
Rio Tinto plc ADS	11,500	$3,160,200	1.41%	Metal Ores - Misc
Rockwell Automation	53,000	$3,734,380	1.67%	Indstrl Automtn/Robotics
Sempra Energy	31,000	$1,705,930	0.76%	Utility - Gas Distribution
Smucker (J.M.)	35,000	$1,925,350	0.86%	Food - Confectionery
Spectra Energy	35,000	$813,750	0.36%	Oil & Gas - Prods/Pipeline
Taiwan Semiconductor ADS	251,250	$2,492,400	1.11%	Elec Components - Semicondtrs
Teleflex	30,000	$2,333,100	1.04%	Instruments - Control
Telefonica SA ADS	35,000	$2,613,800	1.17%	Utility - Telephone
Telstra ADR	80,000	$1,420,000	0.63%	Utility - Telephone
Telus	55,000	$2,855,600	1.28%	Telecommunctns - Services
Tenaris SA ADR	50,000	$2,346,500	1.05%	Steel - Pipe & Tubes
3M	50,000	$4,549,500	2.03%	Diversified Operations
Tomkins plc ADS	100,000	$1,925,000	0.86%	Diversified Operations
Unilever PLC ADS	110,000	$3,462,800	1.55%	Food - Misc Preparation
United Parcel Service, Cl B	50,000	$3,793,000	1.70%	Transportation - Services
United States Steel	30,000	$2,834,400	1.27%	Steel - Producers
United Technologies	55,000	$4,104,650	1.83%	Aerospace - Equipment
University Bank Putable CD	100,000	$100,000	0.04%	Finance - Leasing Cos
Valspar	40,000	$1,078,800	0.48%	Paint & Allied Products
Vodafone GRP ADS	120,000	$3,888,000	1.74%	Telecommunctns - Cellular
Weyerhaeuser	20,000	$1,363,400	0.61%	Buildg Prods - Wood
Wyeth	60,000	$2,778,000	1.24%	Medical - Drugs

	TOTAL	$223,773,140

Amana Mutual Funds Trust Growth Fund

Common Stock	Quantity	Market Value	% Portfolio	Industry
Adobe Systems	200,000	$8,550,000	1.67%	Computer - Software
Advanced Micro Devices	350,000	$4,550,000	0.89%	Elec Components - Semicondtrs
Agilent Technologies	200,000	$7,280,000	1.42%	Elec Components - Misc
America Movil ADS Series L	150,000	$9,069,000	1.77%	Telecommunctns - Cellular
American Eagle Outfitters	300,000	$7,749,000	1.51%	Retail - Apparel/Shoe
Amgen	145,000	$7,265,950	1.42%	Medical - Biomed/Genetics
Anglo American PLC ADR	318,500	$9,115,470	1.78%	Metal Ores - Gold
Apple	150,000	$20,772,000	4.05%	Computer - Mini/Micro
Avista	80,000	$1,565,600	0.31%	Utility - Electric Power
BP plc ADS	105,000	$7,072,800	1.38%	Oil & Gas - Intl Integrated
Barr Pharmaceuticals	125,000	$6,360,000	1.24%	Medical - Generic Drugs
Bed Bath & Beyond	150,000	$5,196,000	1.01%	Retail - Misc/Diversified
Best Buy	165,000	$7,251,750	1.42%	Retail - Consumer Elect
Building Materials Holding	80,000	$1,184,000	0.23%	Buildg Prods - Retail/Whlsle
Business Objects SA ADS	200,000	$8,782,000	1.71%	Computer - Software
Canadian Pacific Railway Ltd	110,000	$7,752,800	1.51%	Transportation - Rail
Canon ADS	150,000	$8,568,000	1.67%	Office Automation
China Mobile (Hong Kong) Ltd ADR	150,000	$10,168,500	1.98%	Telecommunctns - Cellular
Cisco Systems	250,000	$7,980,000	1.56%	Computer - Local Networks
Clorox	125,000	$7,475,000	1.46%	Soap & Cleaning Preparatns
Coach	160,000	$7,124,800	1.39%	Textile - Apparel Mfg
Convergys	300,000	$5,025,000	0.98%	Business Services
Crane	170,000	$7,614,300	1.49%	Aerospace - Equipment
Cree Research	130,000	$3,458,000	0.67%	Elec Components - Semicondtrs
DENTSPLY International	225,000	$8,860,500	1.73%	Medical - Supplies
EMCOR Group	168,000	$5,266,800	1.03%	Building - Heavy Const
EnCana	150,000	$8,775,000	1.71%	Oil & Gas - Canadn Integrated
Fastenal	155,000	$7,069,550	1.38%	Buildg Prods - Retail/Whlsle
Gartner Group	60,000	$1,326,600	0.26%	Business Services
Genentech	105,000	$7,855,050	1.53%	Medical - Biomed/Genetics
Genuine Parts	125,000	$6,210,000	1.21%	Auto Parts - Retail/Whlsle
Genzyme	105,000	$6,553,050	1.28%	Medical - Biomed/Genetics
Groupe Danone ADS	380,000	$5,719,000	1.12%	Food - Misc Preparation
Hansen Natural	125,000	$5,613,750	1.10%	Beverages - Soft Drink
Harman International Industries	50,000	$5,669,500	1.11%	Audio/Video Home Products
Harris	150,000	$9,124,500	1.78%	Telecommunctns - Equip
Hewlett-Packard	200,000	$9,870,000	1.93%	Computer - Mini/Micro
Humana	115,000	$7,370,350	1.44%	Medical - Hlth Maint Orgs
IMS Health	210,000	$6,287,400	1.23%	Medical - Misc Products
Intel	200,000	$5,150,000	1.01%	Elec Components - Semicondtrs
International Business Machines	85,000	$9,918,650	1.94%	Computer - Mainframes
Intuit	220,000	$6,008,200	1.17%	Computer - Software
Johnson & Johnson	102,000	$6,302,580	1.23%	Medical - Supplies
LAN Airlines SA ADS	325,000	$5,216,250	1.02%	Transportation - Airline
Lilly (Eli)	40,000	$2,294,000	0.45%	Medical - Drugs
Lincoln Electric Holdings	96,500	$6,942,210	1.35%	Machinery - Tools & Rel Prods
Lowe's Companies	175,000	$5,435,500	1.06%	Buildg Prods - Retail/Whlsle
Manitowoc	125,000	$9,936,250	1.94%	Machinery - Const/Mining
McGraw-Hill	100,000	$5,046,000	0.98%	Publishing - Books
Motorola	130,000	$2,203,500	0.43%	Electronics - Misc Products
Norfolk Southern	150,000	$7,681,500	1.50%	Transportation - Rail
Novartis AG ADR	120,000	$6,318,000	1.23%	Medical - Drugs
Novo-Nordisk A/S ADS	62,000	$6,932,220	1.35%	Medical - Drugs
Oakley	120,000	$3,452,400	0.67%	Retail - Misc/Diversified
Oracle	250,000	$5,070,000	0.99%	Computer - Software
PepsiCo	115,000	$7,823,450	1.53%	Beverages - Soft Drink
Petro-Canada	40,000	$2,042,000	0.40%	Oil & Gas - Canadn Integrated
PETsMART	230,000	$7,981,000	1.56%	Retail - Misc/Diversified
Pharmaceutical Product Development	130,000	$4,553,900	0.89%	Medical - Drugs
Potash Corp of Saskatchewan	135,000	$11,955,600	2.33%	Fertilizers
Qualcomm	160,000	$6,382,400	1.25%	Telecommunctns - Equip
Quantum	400,000	$1,284,000	0.25%	Computer - Memory Devices
Regal-Beloit	120,000	$6,061,200	1.18%	Machinery - Tools & Rel Prods
Rio Tinto plc ADS	33,000	$9,068,400	1.77%	Metal Ores - Misc
SanDisk	100,000	$5,606,000	1.09%	Computer - Memory Devices
Staples	250,000	$5,937,500	1.16%	Office Equip & Supplies
SumTotal Systems	50,000	$307,000	0.06%	Internet Content
Taiwan Semiconductor ADS	534,405	$5,301,298	1.03%	Elec Components - Semicondtrs
Toyota Motor ADS	40,000	$4,627,200	0.90%	Auto/Truck - Mfg Foreign
Trimble Navigation	260,000	$9,180,600	1.79%	Instruments - Elec Measuring
United Parcel Service, Cl B	75,000	$5,689,500	1.11%	Transportation - Services
VCA Antech	200,000	$8,178,000	1.60%	Medical - Hospitals
Washington Group Intl	100,000	$8,470,000	1.65%	Building - Heavy Const
Wiley (John) & Sons, Cl A	100,000	$4,147,000	0.81%	Publishing - Books
Wyeth	90,000	$4,167,000	0.81%	Medical - Drugs
Zimmer Holdings	90,000	$7,049,700	1.38%	Medical - Misc Products
Noble	140,000	$6,868,400	1.34%	Oil & Gas - Offshore Drillng
Seagate Technology	100,000	$2,582,000	0.50%	Computer - Memory Devices
Verigy Ltd	180,000	$4,755,600	0.93%	Elec Components - Semicondtrs

	TOTAL	$512,427,028

Item 2. Controls and Procedures

Internal control over financial reporting is under the supervision of the principal executive and financial officers. On September 12, 2007, Mr. Nicholas Kaiser (President) and Mr. Christopher Fankhauser (Treasurer), reviewed the internal control procedures for Amana Mutual Funds Trust and found them reasonable and adequate.

Item 3. Exhibits

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMANA MUTUAL FUNDS TRUST

By:

/s/ Nicholas Kaiser
Nichola Kaiser, President

Date: October 4, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Nicholas Kaiser
Nicholas Kaiser, President

Date: October 4, 2007

By:

/s/ Christopher Fankhauser
Christopher Fankhauser, Treasurer

Date: October 4, 2007